Investment Portfolio - March 31, 2026

(unaudited)

CREDIT SERIES	PRINCIPAL AMOUNT1/ SHARES	VALUE

CORPORATE BONDS - 34.6%

Non-Convertible Corporate Bonds- 34.6%
Communication Services - 0.7%
Entertainment - 0.7%
The Walt Disney Co., 6.65%, 11/15/2037	1,970,000	$2,216,687

Consumer Discretionary - 3.2%
Diversified Consumer Services - 1.7%
Cornell Univ., 4.169%, 6/15/2030	4,860,000	4,825,302

Hotels, Restaurants & Leisure - 0.7%
Airbnb, Inc., 4.65%, 3/16/2031	2,125,000	2,121,175

Household Durables - 0.8%
DR Horton, Inc., 4.85%, 10/15/2030	2,380,000	2,397,772

Total Consumer Discretionary		9,344,249

Consumer Staples - 0.7%
Beverages - 0.7%
Becle S.A.B. de C.V. (Mexico), 2.50%, 10/14/2031[2]	2,410,000	2,060,692

Energy - 4.1%
Oil, Gas & Consumable Fuels - 4.1%
Cameron LNG LLC, 3.302%, 1/15/2035[2]	2,790,000	2,425,093
Cenovus Energy, Inc. (Canada), 6.75%, 11/15/2039	3,380,000	3,682,974
Energy Transfer LP,
4.55%, 1/15/2031	2,330,000	2,308,805
6.50%, 2/1/2042	3,465,000	3,606,421

Total Energy		12,023,293

Financials - 15.2%
Banks - 8.7%
Bank of America Corp., (U.S. Secured Overnight Financing Rate + 1.320%), 2.687%, 4/22/2032[3]	4,015,000	3,641,935
Citigroup, Inc., (U.S. Secured Overnight Financing Rate + 1.171%), 4.503%, 9/11/2031[3]	3,130,000	3,092,582
Citizens Financial Group, Inc., (5 yr. U.S. Treasury Yield Curve Rate T Note Constant Maturity + 1.450%), 5.299%, 1/29/2036[3]	2,410,000	2,389,075
Huntington Bancshares, Inc., 2.55%, 2/4/2030	2,590,000	2,399,448
JPMorgan Chase & Co., (3 mo. U.S. Secured Overnight Financing Rate + 3.790%), 4.493%, 3/24/2031[3]	4,770,000	4,745,870
Morgan Stanley Private Bank NA, (U.S. Secured Overnight Financing Rate + 0.762%), 4.213%, 2/8/2030[3]	3,590,000	3,552,679
The PNC Financial Services Group, Inc., (U.S. Secured Overnight Financing Rate + 1.333%), 4.899%, 5/13/2031[3]	3,600,000	3,620,882
Truist Financial Corp., (U.S. Secured Overnight Financing Rate + 0.862%), 1.887%, 6/7/2029[3]	1,265,000	1,197,255

	PRINCIPAL AMOUNT1/ SHARES	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Banks (continued)
U.S. Bancorp, (U.S. Secured Overnight Financing Rate + 1.230%), 4.653%, 2/1/2029[3]	1,070,000	$1,074,339
		25,714,065
Capital Markets - 2.0%
Jefferies Financial Group, Inc., 6.20%, 4/14/2034	4,560,000	4,646,585
The Depository Trust & Clearing Corp., (5 yr. U.S. Treasury Yield Curve Rate T Note Constant Maturity + 2.606%), 3.375%[2,3,4]	1,250,000	1,240,625
		5,887,210
Consumer Finance - 1.5%
Capital One Financial Corp., (U.S. Secured Overnight Financing Rate + 2.860%), 6.377%, 6/8/2034[3]	4,200,000	4,425,801

Diversified Financial Services - 0.7%
Atlas Warehouse Lending Co. LP, 4.95%, 11/15/2030[2]	2,330,000	2,285,231

Financial Services - 1.5%
Apollo Global Management, Inc.,
5.15%, 8/12/2035	2,340,000	2,268,197
5.70%, 3/30/2036	2,110,000	2,111,449
		4,379,646
Insurance - 0.8%
SiriusPoint Ltd. (Sweden), 7.00%, 4/5/2029	2,325,000	2,423,739

Total Financials		45,115,692

Industrials - 1.5%
Construction Materials - 0.7%
Eagle Materials, Inc., 5.00%, 3/15/2036	2,340,000	2,238,454

Trading Companies & Distributors - 0.8%
AerCap Ireland Capital DAC - AerCap Global Aviation Trust (Ireland), 3.00%, 10/29/2028	2,450,000	2,359,248

Total Industrials		4,597,702

Information Technology - 0.8%
Software - 0.8%
Constellation Software, Inc. (Canada), 5.461%, 2/16/2034[2]	2,410,000	2,361,415

Materials - 2.0%
Metals & Mining - 2.0%
Corp. Nacional del Cobre de Chile (Chile), 5.529%, 1/30/2037[2]	3,550,000	3,476,670

Investment Portfolio - March 31, 2026

(unaudited)

CREDIT SERIES	PRINCIPAL AMOUNT1/ SHARES	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Materials (continued)
Metals & Mining (continued)
Newcastle Coal Infrastructure Group Pty Ltd. (Australia), 4.40%, 9/29/2027[2]	2,325,012	$2,308,920

Total Materials		5,785,590

Real Estate - 2.7%
Retail REITs - 0.1%
Simon Property Group LP, 2.65%, 2/1/2032	379,000	337,786

Specialized REITs - 2.6%
Safehold GL Holdings LLC,
2.85%, 1/15/2032	2,300,000	2,055,821
6.10%, 4/1/2034	2,150,000	2,261,251
SBA Tower Trust, 6.599%, 1/15/2028[2]	3,370,000	3,426,980
		7,744,052
Total Real Estate		8,081,838

Utilities - 3.7%
Electric Utilities - 2.2%
Alexander Funding Trust II, 7.467%, 7/31/2028[2]	2,290,000	2,410,949
Duke Energy Florida LLC, 6.40%, 6/15/2038	3,720,000	4,054,931
		6,465,880
Independent Power and Renewable Electricity Producers - 1.5%
Palomino Funding Trust I, 7.233%, 5/17/2028[2]	4,245,000	4,439,259

Total Utilities		10,905,139

TOTAL CORPORATE BONDS
(Identified Cost $102,139,966)		102,492,297

ASSET-BACKED SECURITIES - 21.0%

ALLO Issuer LLC, Series 2023-1A, Class A2, 6.20%, 6/20/2053[2]	1,600,000	1,611,238
Centersquare Issuer LLC, Series 2024-1A, Class A2, 5.20%, 10/26/2054[2]
CF Hippolyta Issuer LLC,
Series 2020-1, Class B1, 2.28%, 7/15/2060[2]	2,113,712	1,299,931
Series 2021-1A, Class B1, 1.98%, 3/15/2061[2]	895,325	545,416
Cloud Capital Holdco LP, Series 2024-1A, Class A2, 5.781%, 11/22/2049[2]	2,000,000	1,995,699
Cogent Ipv4 LLC, Series 2024-1A, Class A2, 7.924%, 5/25/2054[2]	990,000	1,019,905
Commonbond Student Loan Trust, Series 2020-AGS, Class A, 1.98%, 8/25/2050[2]	384,944	345,757

	PRINCIPAL AMOUNT1/ SHARES	VALUE

ASSET-BACKED SECURITIES (continued)

Compass Datacenters Issuer II LLC,
Series 2024-2A, Class A1, 5.022%, 8/25/2049[2]	1,500,000	$1,495,082
DataBank Issuer,
Series 2021-2A, Class A2, 2.40%, 10/25/2051[2]	900,000	885,046
Series 2023-1A, Class A2, 5.116%, 2/25/2053[2]	1,350,000	1,339,105
ECMC Group Student Loan Trust,
Series 2024-1A, Class A, (U.S. Secured Overnight Financing Rate 30 Day Average + 1.150%), 4.812%, 11/27/2073[2,5]	1,028,197	1,035,448
Series 2025-2A, Class A, (U.S. Secured Overnight Financing Rate 30 Day Average + 1.050%), 4.712%, 11/25/2074[2,5]	1,792,139	1,796,787
FIP Master Funding LLC,
Series 2024-1A, Class A1, 4.88%, 10/15/2054[2]	1,992,130	1,974,767
Series 2026-1A, Class A1, 4.90%, 3/15/2056[2]	3,100,000	3,047,482
GGAM Master Trust International Ltd., Series 2025-1A, Class A, (Cayman Islands), 5.923%, 9/30/2060[2]	1,769,105	1,762,732
Goodgreen Trust, Series 2020-1A, Class A, 2.63%, 4/15/2055[2]	564,223	478,018
Hageman Capital Issuer Trust, Series 2025-1, Class A, 6.40%, 8/9/2056[2]	1,594,340	1,556,574
Honda Auto Receivables Owner Trust, Series 2026-1, Class A4, 3.86%, 5/21/2032	1,270,000	1,256,655
Horizon Aircraft Finance IV Ltd., Series 2024-1, Class A, (Cayman Islands), 5.375%, 9/15/2049[2]	2,405,000	2,382,642
Hotwire Funding LLC, Series 2023-1A, Class A2, 5.687%, 5/20/2053[2]	2,400,000	2,415,161
HTS Fund II LLC, Series 2025-1, Class A, 5.351%, 6/23/2045[2]	1,350,000	1,348,811
KREF Ltd., Series 2021-FL2, Class AS, (1 mo. U.S. Secured Overnight Financing Rate + 1.414%), 5.093%, 2/15/2039[2,5]	1,500,000	1,492,783
LEDN Issuer Trust, Series 2026-1A, Class A, 6.748%, 2/25/2041 (Acquired 02/18/2026, cost $3,749,947)[6]	3,750,000	3,751,849
Lyra Music Assets Delaware LP, Series 2025-1A, Class A2, 5.604%, 9/20/2065[2]	1,296,629	1,306,670
Navient Education Loan Trust, Series 2025-A, Class A, 5.02%, 7/15/2055[2]	1,220,905	1,220,034
Navient Private Education Refi Loan Trust,
Series 2020-DA, Class A, 1.69%, 5/15/2069[2]	257,571	244,364
Series 2021-A, Class A, 0.84%, 5/15/2069[2]	202,269	185,301

Investment Portfolio - March 31, 2026

(unaudited)

CREDIT SERIES	PRINCIPAL AMOUNT1/ SHARES	VALUE

ASSET-BACKED SECURITIES (continued)

Nelnet Student Loan Trust,
Series 2006-2, Class A7, (U.S. Secured Overnight Financing Rate 90 Day Average + 0.842%), 4.729%, 1/26/2037[2,5]	1,573,330	$1,542,753
Series 2012-3A, Class A, (U.S. Secured Overnight Financing Rate 30 Day Average + 0.814%), 4.476%, 3/26/2040[2,5]	358,233	355,073
Oak Street Investment Grade Net Lease Fund, Series 2020-1A, Class A1, 1.85%, 11/20/2050[2]	1,539,466	1,401,358
Oxford Finance Credit Fund III LP, Series 2025-A, Class A2, 5.878%, 8/14/2034[2]	1,900,000	1,887,645
Oxford Finance Funding LLC,
Series 2022-1A, Class A2, 3.602%, 2/15/2030[2]	1,290,352	1,256,183
Series 2023-1A, Class A2, 6.716%, 2/15/2031[2]	1,532,333	1,543,189
Series 2025-1A, Class A2, 5.413%, 2/15/2035[2]	1,300,000	1,296,629
PEAR LLC,
Series 2021-1, Class A, 2.60%, 1/15/2034[2]	21,626	21,604
Series 2023-1, Class A, 7.42%, 7/15/2035[2]	1,014,831	1,035,086
Series 2024-1, Class A, 6.95%, 2/15/2036[2]	508,548	512,395
PHEAA Student Loan Trust, Series 2016-1A, Class A, (U.S. Secured Overnight Financing Rate 30 Day Average + 1.264%), 4.926%, 9/25/2065[2,5]	554,651	558,063
Slam Ltd., Series 2021-1A, Class A, (Cayman Islands), 2.434%, 6/15/2046[2]	1,330,000	1,260,821
SLC Student Loan Trust, Series 2005-3, Class A4, (U.S. Secured Overnight Financing Rate 90 Day Average + 0.412%), 4.103%, 12/15/2039[5]	2,571,144	2,506,326
SLM Student Loan Trust,
Series 2011-2, Class A2, (U.S. Secured Overnight Financing Rate 30 Day Average + 1.314%), 4.976%, 10/25/2034[5]	279,483	280,859
Series 2013-6, Class A3, (U.S. Secured Overnight Financing Rate 30 Day Average + 0.764%), 4.426%, 6/26/2055[5]	862,681	852,310
SMB Private Education Loan Trust,
Series 2017-B, Class A2A, 2.82%, 10/15/2035[2]	2,736	2,733
Series 2017-B, Class A2B, (1 mo. U.S. Secured Overnight Financing Rate + 0.864%), 4.537%, 10/15/2035[2,5]	12,390	12,387
Series 2024-E, Class A1A, 5.09%, 10/16/2056[2]	775,014	777,558
Tricon American Homes, Series 2020-SFR1, Class A, 1.499%, 7/17/2038[2]	1,383,961	1,371,250

	PRINCIPAL AMOUNT1/ SHARES	VALUE

ASSET-BACKED SECURITIES (continued)

VB-S1 Issuer LLC, Series 2026-1A, Class C2, 4.693%, 3/15/2056[2]	2,940,000	$2,888,682
VelocitySBA Loan Trust, Series 2026-1, Class A, (U.S. Secured Overnight
Financing Rate 30 Day Average + 2.500%), 6.173%, 1/20/2051 (Acquired 03/17/2026, cost $1,183,906)[5,6]	1,200,000	1,185,000

TOTAL ASSET-BACKED SECURITIES
(Identified Cost $63,649,282)		62,279,549

COMMERCIAL MORTGAGE-BACKED SECURITIES - 21.8%

Agate Bay Mortgage Trust, Series 2016-2, Class A3, 3.50%, 3/25/2046[2,7]	719,796	663,376
Brean Asset Backed Securities Trust,
Series 2021-RM2, Class A, 1.75%, 10/25/2061[2,7]	703,585	693,068
Series 2025-RM13, Class A1, 4.25%, 10/25/2065[2]	1,997,643	1,934,195
BX Commercial Mortgage Trust,
Series 2024-VLT4, Class A, (1 mo. U.S. Secured Overnight Financing Rate + 1.491%), 5.164%, 6/15/2041[2,5]	1,900,000	1,888,185
Series 2026-CSMO, Class A, (1 mo. U.S. Secured Overnight Financing Rate + 1.400%), 5.073%, 2/15/2043[2,5]	2,360,000	2,357,567
Credit Suisse Mortgage Capital Trust,
Series 2013-7, Class A6, 3.50%, 8/25/2043[2,7]	188,180	175,148
Series 2018-J1, Class A2, 3.50%, 2/25/2048[2,7]	3,210,300	2,908,312
Fannie Mae REMICS,
Series 2020-48, Class DC, 2.50%, 7/25/2050	3,175,930	2,763,041
Series 2021-69, Class WJ, 1.50%, 10/25/2050	526,401	459,534
Finance of America Structured Securities Trust,
Series 2022-S6, Class A1, 3.00%, 7/25/2061[2]	1,303,748	1,322,807
Series 2025-S1, Class A1, 3.50%, 2/25/2075[2]	1,513,546	1,465,433
Flagstar Mortgage Trust, Series 2021- 8INV, Class A3, 2.50%, 9/25/2051[2,7] .	684,003	566,883
Fontainebleau Miami Beach Mortgage Trust, Series 2024-FBLU, Class A, (1 mo. U.S. Secured Overnight Financing Rate + 1.450%), 5.123%, 12/15/2039[2,5]	2,800,000	2,796,799
Freddie Mac Multifamily Structured Pass- Through Certificates, Series K106, Class X1 (IO), 1.314%, 1/25/2030[7]	14,785,435	619,441
Freddie Mac REMICS,
Series 5189, Class CP, 2.50%, 6/25/2049	3,413,848	3,037,991
Series 5501, Class JL, 3.50%, 6/25/2048	1,850,000	1,504,994

Investment Portfolio - March 31, 2026

(unaudited)

CREDIT SERIES	PRINCIPAL AMOUNT1/ SHARES	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

GS Mortgage-Backed Securities Corp. Trust,
Series 2020-PJ3, Class A14, 3.00%,
10/25/2050[2,7]	200,288	$173,661
Series 2021-INV1, Class A6, 2.50%,
12/25/2051[2,7]	657,701	588,768
Series 2021-PJ6, Class A8, 2.50%,
11/25/2051[2,7]	440,915	396,582
Series 2021-PJ9, Class A8, 2.50%,
2/26/2052[2,7]	510,022	458,869
Series 2022-PJ3, Class A6, 3.00%,
8/25/2052[2,7]	1,516,782	1,313,759
Hawaii Hotel Trust, Series 2025-
MAUI, Class A, (1 mo. U.S. Secured
Overnight Financing Rate + 1.393%),
5.065%, 3/15/2042[2,5]	1,640,000	1,635,535
Imperial Fund Mortgage Trust,
Series 2021-NQM3, Class A1,
1.595%, 11/25/2056[2,7]	596,333	513,113
Series 2022-NQM2, Class A1,
4.638%, 3/25/2067[2,8]	1,052,620	1,012,895
J.P. Morgan Mortgage Trust,
Series 2016-3, Class 2A2, 2.50%,
10/25/2046[2,7]	359,196	336,974
Series 2019-INV3, Class A3, 3.50%,
5/25/2050[2,7]	470,336	425,285
Series 2019-INV3, Class A3A, 3.00%,
5/25/2050[2,7]	353,878	307,117
Series 2021-4, Class A3B, 2.00%,
8/25/2051[2,7]	2,205,902	1,731,313
Series 2022-INV3, Class A3B, 3.00%,
9/25/2052[2,7]	1,462,742	1,267,099
JP Morgan Seasoned Mortgage Trust,
Series 2024-1, Class A3, 4.337%,
1/25/2063[2,7]	1,528,019	1,466,077
Series 2025-1, Class A3, 3.684%,
1/25/2063[2,7]	1,066,175	957,407
Series 2025-1, Class A4, 3.684%,
1/25/2063[2,7]	2,375,503	2,221,725
JPMorgan Wealth Management,
Series 2020-ATR1, Class A3, 3.00%,
2/25/2050[2,7]	1,747,433	1,514,872
Morgan Stanley Capital I Trust, Series
2020-CNP, Class A, 2.428%,
4/5/2042[2,7]	1,000,000	884,939
NYMT Loan Trust, Series 2025-INV1,
Class A1, 5.402%, 4/25/2060[2,8]	1,658,956	1,659,797
OBX Trust, Series 2024-NQM1, Class
A1, 5.928%, 11/25/2063[2,8]	1,572,408	1,576,808
Oceanview Mortgage Loan Trust,
Series 2020-1, Class A1A, 1.733%,
5/28/2050[2,7]	256,581	238,563
PCG LLC, Series 2023-1, (1 mo. U.S.
Secured Overnight Financing Rate +
6.000%), 9.679%, 7/25/2029 (Acquired
07/24/2023, cost $178,794)[5,6]	178,792	178,778

	PRINCIPAL AMOUNT1/ SHARES	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Provident Funding Mortgage Trust,
Series 2021-2, Class A2A, 2.00%,
4/25/2051[2,7]	556,276	$484,340
Series 2021-INV1, Class A1, 2.50%,
8/25/2051[2,7]	1,227,083	1,013,851
RCKT Mortgage Trust,
Series 2021-6, Class A1, 2.50%,
12/25/2051[2,7]	712,992	591,652
Series 2021-6, Class A5, 2.50%,
12/25/2051[2,7]	750,777	671,565
RUN Trust, Series 2022-NQM1, Class
A1, 5.00%, 3/25/2067[2]	706,233	703,068
Sequoia Mortgage Trust,
Series 2013-5, Class A1, 2.50%,
5/25/2043[2,7]	366,835	328,260
Series 2013-9, Class A1, 3.50%,
7/25/2043[2,7]	3,095,690	2,896,093
Series 2017-3, Class A19, 3.50%,
4/25/2047[2,7]	1,171,039	1,061,521
Series 2023-2, Class A4, 4.996%,
3/25/2053[2,7]	2,783,363	2,786,089
SWCH Commercial Mortgage Trust,
Series 2025-DATA, Class A, (1 mo.
U.S. Secured Overnight Financing
Rate + 1.443%), 5.115%, 2/15/2042[2,5]	1,500,000	1,480,095
Velocity Commercial Capital Loan Trust,
Series 2026-1, Class M2, 5.89%,
2/25/2056[2,7]	1,989,790	1,961,588
Verus Securitization Trust, Series 2024-
R1, Class A2, 5.47%, 9/25/2069[2,8]	2,265,048	2,269,208
WBHT Commercial Mortgage Trust,
Series 2025-WBM, Class A, (1 mo.
U.S. Secured Overnight Financing
Rate + 1.742%), 5.415%, 6/15/2042[2,5]	1,360,000	1,359,152
WinWater Mortgage Loan Trust, Series
2015-3, Class A1, 3.50%, 3/20/2045[2,7]	945,880	884,720

TOTAL COMMERCIAL MORTGAGE-
BACKED SECURITIES
(Identified Cost $66,581,702)		64,507,912

FOREIGN GOVERNMENT BONDS - 1.0%

Eagle Funding Luxco S.A.R.L (Mexico),
5.50%, 8/17/2030[2]
(Identified Cost $2,858,581)	2,865,000	2,875,858

MUNICIPAL BONDS - 2.0%

Commonwealth of Massachusetts,
Public Impt., G.O. Bond, 4.91%,
5/1/2029	1,530,000	1,558,411
Metropolitan Government of Nashville &
Davidson County, Public Impt., G.O.
Bond, 5.707%, 7/1/2034	1,990,000	2,061,411

Investment Portfolio - March 31, 2026

(unaudited)

CREDIT SERIES	PRINCIPAL AMOUNT1/ SHARES	VALUE

MUNICIPAL BONDS (continued)

Oregon Local Governments, Various
Purposes Impt., G.O. Bond, 6.095%,
6/1/2028	2,143,521	$2,192,384

TOTAL MUNICIPAL BONDS
(Identified Cost $5,831,353)		5,812,206

U.S. GOVERNMENT AGENCIES - 14.6%

Mortgage-Backed Securities - 14.6%
Fannie Mae
Pool #MA4851, UMBS, 5.00%,
11/1/2042	2,806,162	2,830,857
Pool #FS9332, UMBS, 3.00%,
3/1/2050	1,853,512	1,672,328
Pool #FS4253, UMBS, 3.50%,
3/1/2050	2,762,719	2,569,541
Pool #FM6890, UMBS, 3.00%,
6/1/2050	1,504,293	1,348,316
Pool #CA6316, UMBS, 3.00%,
7/1/2050	1,277,390	1,127,606
Pool #FS1807, UMBS, 3.50%,
7/1/2051	3,228,219	2,999,626
Pool #FS1838, UMBS, 3.00%,
12/1/2051	3,534,596	3,146,006
Pool #BV5383, UMBS, 3.00%,
4/1/2052	2,050,553	1,823,050
Pool #MA4737, UMBS, 5.00%,
8/1/2052	2,994,266	2,969,242
Pool #MA4807, UMBS, 5.50%,
11/1/2052	1,877,541	1,904,797
Pool #CB6326, UMBS, 5.50%,
5/1/2053	2,120,853	2,140,924
Pool #FS6206, UMBS, 5.50%,
10/1/2053	3,423,096	3,484,202
Freddie Mac
Pool #SC0393, UMBS, 5.00%,
6/1/2043	2,295,121	2,305,160
Pool #SD8230, UMBS, 4.50%,
6/1/2052	3,863,972	3,745,554
Pool #SD1360, UMBS, 5.50%,
7/1/2052	2,723,542	2,762,163
Pool #QE9161, UMBS, 4.50%,
9/1/2052	3,175,270	3,077,072
Pool #RJ0062, UMBS, 5.00%,
10/1/2053	3,444,993	3,426,117

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $43,706,309)		43,332,561

	PRINCIPAL AMOUNT1/ SHARES	VALUE

SHORT-TERM INVESTMENT - 3.9%

Dreyfus Government Cash Management,
Institutional Shares, 3.53%[9]
(Identified Cost $11,533,208)	11,533,208	$11,533,208

TOTAL INVESTMENTS - 98.9%
(Identified Cost $296,300,401)		292,833,591
OTHER ASSETS, LESS LIABILITIES -
1.1%		3,283,754

NET ASSETS - 100%		$296,117,345

Investment Portfolio - March 31, 2026

(unaudited)

G.O. Bond - General Obligation Bond

Impt. - Improvement

IO - Interest only

REIT - Real Estate Investment Trust

REMICS - Real Estate Mortgage Investment Conduits

UMBS - Uniform Mortgage-Backed Securities

1Amount is stated in USD unless otherwise noted.

2Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2026 was $137,702,375, which represented 46.5% of the Series’ Net Assets.

3Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of March 31, 2026.
4Security is perpetual in nature and has no stated maturity date.

5Floating rate security. Rate shown is the rate in effect as of March 31, 2026.

6Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be illiquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of such securities at March 31, 2026 was $5,115,627, or 1.7% of the Series’ Net Assets.

7Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of March 31, 2026.

8Represents a step-up bond that pays initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current coupon as of March 31, 2026.

9Rate shown is the current yield as of March 31, 2026.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Portfolio - March 31, 2026

(unaudited)

The following is a summary of the valuation levels used for major security types as of March 31, 2026 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
U.S. Treasury and other U.S.
Government agencies	$43,332,561	$—	$43,332,561	$—
States and political subdivisions (municipals)	5,812,206	—	5,812,206	—
Corporate debt:
Communication Services	2,216,687	—	2,216,687	—
Consumer Discretionary	9,344,249	—	9,344,249	—
Consumer Staples	2,060,692	—	2,060,692	—
Energy	12,023,293	—	12,023,293	—
Financials	45,115,692	—	45,115,692	—
Industrials	4,597,702	—	4,597,702	—
Information Technology	2,361,415	—	2,361,415	—
Materials	5,785,590	—	5,785,590	—
Real Estate	8,081,838	—	8,081,838	—
Utilities	10,905,139	—	10,905,139	—
Asset-backed securities	62,279,549	—	62,279,549	—
Commercial mortgage-backed securities	64,507,912	—	64,507,912	—
Foreign government bonds	2,875,858	—	2,875,858	—
Short-Term Investment	11,533,208	11,533,208	—	—
Total assets	$292,833,591	$11,533,208	$281,300,383	$—

There were no Level 3 securities held by the Series as of December 31, 2025 or March 31, 2026.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.